Schedule of Investments (unaudited) October 31, 2019	iShares® Genomics Immunology and Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Denmark — 5.3%
Genmab A/S(a)	5,616	$1,224,589

France — 3.4%
Sanofi	8,532	786,438

Germany — 2.8%
MorphoSys AG(a)	5,976	651,045

Japan — 6.7%
Ono Pharmaceutical Co. Ltd.	41,400	783,921
Takeda Pharmaceutical Co. Ltd.	21,600	784,837

		1,568,758

Switzerland — 5.1%
CRISPR Therapeutics AG(a)	8,982	452,423
Novartis AG, Registered	8,406	733,390

		1,185,813

United Kingdom — 4.1%
AstraZeneca PLC	9,828	953,934

United States — 72.4%
Acceleron Pharma Inc.(a)	14,418	646,936
Agenus Inc.(a)	36,396	94,266
Allogene Therapeutics Inc.(a)	11,700	336,960
Alnylam Pharmaceuticals Inc.(a)	13,986	1,213,146
AnaptysBio Inc.(a)	7,794	293,990
Bluebird Bio Inc.(a)	7,794	631,314
Bristol-Myers Squibb Co.	15,822	907,708
CytomX Therapeutics Inc.(a)	15,102	92,575
Dermira Inc.(a)(b)	15,318	102,477
Dicerna Pharmaceuticals Inc.(a)	16,920	279,011
Dynavax Technologies Corp.(a)(b)	27,630	140,637
Editas Medicine Inc.(a)	15,372	320,352
Epizyme Inc.(a)	23,400	269,334
Exelixis Inc.(a)	48,744	753,095
Fate Therapeutics Inc.(a)	18,954	283,362
FibroGen Inc.(a)(b)	24,822	971,781
Homology Medicines Inc.(a)	8,280	108,716
Inovio Pharmaceuticals Inc.(a)(b)	32,742	69,740
Intellia Therapeutics Inc.(a)	12,546	156,637
Intrexon Corp.(a)(b)	24,102	122,438
Invitae Corp.(a)	27,540	443,669
Iovance Biotherapeutics Inc.(a)	36,090	762,582

Security	Shares	Value

United States (continued)
Kura Oncology Inc.(a)	10,746	$160,975
Ligand Pharmaceuticals Inc.(a)	3,618	393,675
MacroGenics Inc.(a)	15,282	129,897
Mirati Therapeutics Inc.(a)	9,864	928,992
Moderna Inc.(a)(b)	36,198	606,317
NanoString Technologies Inc.(a)	10,638	240,419
Portola Pharmaceuticals Inc.(a)	21,474	620,813
Regeneron Pharmaceuticals Inc.(a)	3,204	981,321
Sangamo Therapeutics Inc.(a)	37,476	339,158
Sarepta Therapeutics Inc.(a)	7,938	659,330
Seattle Genetics Inc.(a)	13,950	1,498,230
Spark Therapeutics Inc.(a)	9,000	982,530
TG Therapeutics Inc.(a)	16,254	111,015
ZIOPHARM Oncology Inc.(a)(b)	52,938	223,398

		16,876,796

Total Common Stocks — 99.8% (Cost: $24,362,336)		23,247,373

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	766,319	766,702
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	13,000	13,000

		779,702

Total Short-Term Investments — 3.3% (Cost: $779,701)		779,702

Total Investments in Securities — 103.1% (Cost: $25,142,037)		24,027,075

Other Assets, Less Liabilities — (3.1)%		(731,267)

Net Assets — 100.0%		$23,295,808

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	766,319	766,319	$766,702	$7,188	(a)	$(18)	$1
BlackRock Cash Funds: Treasury, SL Agency Shares	1,572,000	(1,559,000)	13,000	13,000	108		—	—

				$779,702	$7,296		$(18)	$1

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Genomics Immunology and Healthcare ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$23,247,373	$—	$—	$23,247,373
Money Market Funds	779,702	—	—	779,702

	$24,027,075	$—	$—	$24,027,075

2